Colbert ♦ Johnston LLP
Attorneys and Counselors at Law

November 30, 2007

Mr. Mark P. Shuman
Branch Chief - Legal
Securities and Exchange Commission
Washington, D.C.  20549

Re:	Cistera Networks, Inc.
Registration Statement on Form SB-2 (No. 333-127800)

Mr. Shuman:

The following responses to your comment letter of November 8, 2007 (the “Comment Letter”) are submitted on behalf of Cistera Networks, Inc., a Nevada corporation (the "Company"), in connection with the above referenced Registration Statement.  Simultaneously herewith, the Company has filed Amendment No. 4 to the Registration Statement (the “Amendment”), which has been marked to show changes from Amendment No. 3 to the Registrations Statement filed with the Commission on October 17, 2007.  For convenience, we have copied the comments contained in the Comment Letter and provided the Company’s responses below:

Selling Stockholders

1.
We re-issue prior comment 6 from our letter dated September 19, 2007.  In particular, please complete the final two columns of the selling stockholder table and ensure that the information provided is consistent.  In this regard, we note that the revised table indicates that a number of stockholders will hold more than one percent of the outstanding shares of common stock after the offering is complete, but does not list the amount of shares that will be held by such shareholders following the offering.  We note further that even where the final two columns are completed, the figures provided appear inconsistent; for example, the table currently indicates that following the completion of the offering, selling stockholder Cynthia Garr will hold 2,000 shares, representing a 13.7% ownership interest, where Sam Sly will own 6,600 shares, representing only a 1.8% ownership interest.  Please revise your filing as appropriate.

6021 Morriss Road, Suite 101, Flower Mound, Texas 75028
        Phone: (972) 724-3338 • Fax: (972) 724-1922

Mr. Mark Shuman

November 30, 2007

Response

We have revised the selling stockholder table to complete the final two columns to show shares held by selling stockholders and percentage of outstanding shares after the offering is complete.  In addition, we have revised the table to include additional shares held or issueable to such selling stockholders upon conversion of additional notes, or upon exercise of additional warrants, together with descriptive footnotes to present a more clear disclosure.

If any member of the staff has any questions concerning the company’s responses or the Amendment, he or she should contact Robert J. Johnston at (972) 724-3338.

Very truly yours,

/s/  Robert J. Johnston

Robert J. Johnston